Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail) - Pemex industrial transformation [member]	9 Months Ended
	Sep. 30, 2021 USD ($) Exchange_Rate	Sep. 30, 2020 USD ($) Exchange_Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.90%	6.39%
Average crude oil price | $	$ 54.99	$ 50.94
Average gas price | $	4.70	5.42
Average condensates price | $	$ 64.29	$ 57.60
Gas [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	2,161	2,134
Useful lives of the cash generating units	7 years	7 years
Discount rate	10.66%	9.70%
Period	2021-2027
Rate of U.S. dollar	20.3060	22.4573
Petrochemicals [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	6 years	7 years
Discount rate	8.57%	8.69%
Period	2021-2026
Rate of U.S. dollar	20.3060	22.4537
Refining [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	906	726
Useful lives of the cash generating units	11 years	12 years
Discount rate	9.34%	11.22%
Period	2021-2031
Average crude oil price | $	$ 59.10	$ 35.5
Rate of U.S. dollar	20.3060	22.4573
Ethylene [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	5 years	6 years
Discount rate	8.57%	8.27%
Period	2021-2025
Rate of U.S. dollar	20.3060	22.4573
Fertilizers [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	5 years
Discount rate	10.01%
Period	2021-2025
Rate of U.S. dollar	20.3060